Provision for Income Taxes - Reconciliation of Statutory Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Statutory income tax in the Netherlands	25.00%	25.00%	25.00%
Increase (reduction) in rate resulting from:
Rate differential local statutory rates versus statutory rate of the Netherlands	(4.30%)	(2.50%)	(3.40%)
Net change in valuation allowance	(13.80%)	2.40%	5.30%
Prior year adjustments		0.50%	(0.80%)
Non-taxable income	(0.10%)	(0.30%)	(1.10%)
Non-deductible expenses/losses	4.00%	5.60%	6.60%
Sale of non-deductible goodwill	2.70%
Other taxes and tax rate changes	1.00%		2.30%
Tax effects of remitted and unremitted earnings and withholding taxes	0.10%	1.30%	0.80%
Unrecognized tax benefits	0.10%	0.60%	0.80%
Netherlands tax incentives - Innovation box and RDA	(18.50%)	(21.50%)	(23.60%)
Foreign tax incentives	(3.20%)	(4.80%)	(6.60%)
Effective tax rate	(7.00%)	6.30%	5.30%